RELATED PARTY TRANSACTIONS - Finance Income (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Transactions with related parties
Total	Rp 771	Rp 614	Rp 932
% of total finance income	70.40%	60.55%	64.99%
Ministry of Finance
Transactions with related parties
Total			Rp 0
% of total finance income			0.00%
State-owned banks
Transactions with related parties
Total	Rp 743	Rp 596	Rp 863
% of total finance income	67.85%	58.78%	60.18%
Government agencies
Transactions with related parties
Total	Rp 18	Rp 12	Rp 34
% of total finance income	1.64%	1.18%	2.37%
Others
Transactions with related parties
Total	Rp 10	Rp 6	Rp 35
% of total finance income	0.91%	0.59%	2.44%